Interest and Other Income/Expense - Summary of Interest and Other Income/Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and other income
Interest income	$ 677	$ 451	$ 359
Net foreign exchange (losses)/gains on financing activities	(453)	343	(649)
Interest and other expense
Interest expense	(4,042)	(3,203)	(1,888)
Other expense	(26,652)	(28,434)	$ (28,095)
Parent [Member]
Interest and other income
Interest income	24	17
Net foreign exchange (losses)/gains on financing activities	25	595
Total	49	612
Interest and other expense
Interest expense	(26)	(19)
Other expense		(6)
Total	$ (26)	$ (25)